Debt (Details) (USD $)	12 Months Ended			0 Months Ended				1 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 05, 2014	Apr. 22, 2014	Mar. 17, 2014	Feb. 26, 2014	Jun. 30, 2013	Apr. 30, 2013 annual_installment	Aug. 11, 2014	Oct. 31, 2016
Line of Credit Facility [Line Items]
Repayments of Lines of Credit	$ 18,710,000	$ 2,682,000	$ 0
Advances on line of credit	12,500,000	6,350,000	0
Line of Credit [Member] | 2013 Secured Credit Facility [Member] | Wells Fargo [Member]
Line of Credit Facility [Line Items]
Repayments of Lines of Credit				2,000,000	4,200,000	12,500,000
Line of credit facility, increase to borrowing capacity										25,000,000.0
Line of credit facility, maximum borrowing capacity									25,000,000.0
Fixed interest rate	4.70%
Line of credit facility, maximum borrowing capacity as a percentage of the Company's trailing twelve-month recurring revenues										75.00%
Line of credit facility, initial closing fee, number of annual installments									3
Period of repayment for initial closing fee on line of credit facility	3 years
Advances on line of credit							12,500,000	3,900,000	2,500,000
Available balance on line of credit facility	22,000,000
Line of Credit [Member] | 2013 Secured Credit Facility [Member] | U.S. Federal Funds Rate [Member] | Wells Fargo [Member]
Line of Credit Facility [Line Items]
Basis spread on variable interest rate										1.00%
Line of Credit [Member] | 2013 Secured Credit Facility [Member] | One Month LIBOR [Member] | Wells Fargo [Member]
Line of Credit Facility [Line Items]
Basis spread on variable interest rate										1.00%
Letter of Credit [Member] | 2013 Secured Credit Facility [Member] | Wells Fargo [Member]
Line of Credit Facility [Line Items]
Secured letters of credit amount	3,000,000							3,000,000
Scenario, Forecast [Member] | Line of Credit [Member] | 2013 Secured Credit Facility [Member] | Wells Fargo [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity											$ 25,000,000.0